                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2009

            Check here if Amendment [ ]; Amendment Number: ________

                        This Amendment (Check only one.):

                              [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC
Address: 2100 McKinney Ave, Suite 700
         Dallas, Texas  75201

Form 13F File Number: 28-11321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert J. Raymond
Title: Member
Phone: (972) 464-5935

Signature, Place, and Date of Signing:


/s/ Robert J. Raymond
-------------------------------------
(Signature)

Dallas, Texas
City, State)

August 5, 2009
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         36
Form 13F Information Table Value Total:   $381,408
                                        (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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                           FORM 13F INFORMATION TABLE

        COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- ---------------- --------- ---------- ------------------ ---------- -------- ---------------------
                                                                                                          VOTING AUTHORITY
                                 TITLE                  VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                 OF CLASS       CUSIP   (X $1,000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------             ---------------- --------- ---------- --------- --- ---- ---------- -------- --------- ------ ----
Arena Resources Inc               COM       040049108  1,115,000    35,000  SH         SOLE                35,000
BP Prudhoe Bay Rty Tr        UNIT BEN INT   055630107    973,000    14,000  SH         SOLE                14,000
Brigham Exploration Co            COM       109178103  2,282,000   652,017  SH         SOLE               652,017
Concho Res Inc                    COM       20605P101    244,000     8,500  SH         SOLE                 8,500
Contango Oil & Gas Co             COM       21075N204  6,085,000   143,221  SH         SOLE               143,221
Copano Energy LLC              COM UNITS    217202100 39,965,000 2,490,005  SH         SOLE             2,490,005
CREDO Pete Corp              COM PAR $0.10  225439207 19,619,000 1,837,000  SH         SOLE             1,837,000
Denbury Res Inc                   COM       247916208  2,946,000   200,000  SH         SOLE               200,000
EOG Res inc                       COM       26875P101  5,502,000    81,000  SH         SOLE                81,000
Eagle Rock Energy Partners
   LP                             UNIT      26985R104  8,391,000 2,630,298  SH         SOLE             2,630,298
El Paso Pipeline Partners
   LP                        COM UNIT LPI   283702108  1,539,000    87,800  SH         SOLE                87,800
Energy Transfer Equity
   Unit Ltd                 COM UT LTD PTN  29273V100 19,385,000   764,106  SH         SOLE               764,106
Energy Transfer Partners
   LP                       UNIT LTD PARTN  29273R109 23,739,000   586,300  SH         SOLE               586,300
Genesis Energy LP           UNIT LTD PARTN  371927104  6,716,000   527,970  SH         SOLE               527,970
K-Sea Transn Partners LP          COM       48268Y101  3,869,000   197,320  SH         SOLE               197,320
Kinder Morgan Energy
   Partners, LP             UT LTD PARTNER  494550106    373,000     7,000  SH         SOLE                 7,000
Legacy Reserves LP            UNIT LP INT   524707304  2,907,000   224,292  SH         SOLE               224,292
Linn Energy LLC              UNIT LTD LIAB  536020100 32,035,000 1,636,963  SH         SOLE             1,636,963
Magellan Midstream
   Partners, LP             COM UNIT RP LP  559080106    348,000    10,000  SH         SOLE                10,000
MV Oil Trust                   TR UNITS     553859109    839,000    58,000  SH         SOLE                58,000
Noble Energy Inc                  COM       655044105  2,335,000    39,600  SH         SOLE                39,600
NuStar Energy, LP              UNIT COM     67058H102  3,755,000    69,500  SH         SOLE                69,500
Nustar GP Holdings LLC         UNIT COM     67059L102  2,176,000    94,100  SH         SOLE                94,100
Occidental Pete Corp Del          COM       674599105 16,453,000   250,000  SH         SOLE               250,000
Petrohawk Energy Corp             COM       716495106  1,673,000    75,000  SH         SOLE                75,000
Plains All American
   Pipeline LP              UNIT LTD PARTN  726503105 75,649,000 1,777,879  SH         SOLE             1,777,879
Proshares TR               PSHS SHT OIL&GAS 74347R222  3,750,000   200,000  SH         SOLE               200,000
Proshares TR               PSHS UTL S&P 500 74347R107 11,066,000   200,000  SH         SOLE               200,000
Regency Energy Partners,
   LP                        COM UNITS LP   75885Y107 50,629,000 3,477,273  SH         SOLE             3,477,273
St Mary Ld & Expl Co              COM       792228108  5,030,000   241,000  SH         SOLE               241,000
Star Gas Partners LP        UNIT LTD PARTNR 85512C105  2,835,000   794,100  SH         SOLE               794,100
Targa Res Partners, LP         COM UNIT     87611X105  2,305,000   166,000  SH         SOLE               166,000
Tenaris SA                   SPONSORED ADR  88031M109  1,352,000    50,000  SH         SOLE                50,000
Western Gas Partners LP     COM UNIT LP IN  958254104  9,917,000   639,400  SH         SOLE               639,400
Williams Partners LP          COM UNIT LP   96950F104 10,750,000   595,242  SH         SOLE               595,242
XTO Energy Inc                    COM       98385X106  2,861,000    75,000  SH         SOLE                75,000